Loans and Allowance for Credit Losses - Disclosure of Loans Maturity and Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Total loans	$ 721,664	$ 666,631
Allowance for loan losses (Note 5)	(4,089)	(5,639)
Total loans net of allowance for loan losses	717,575	660,992
Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	721,664	666,631
Allowance for loan losses (Note 5)	(4,089)	(5,639)
Total loans net of allowance for loan losses	717,575	660,992
Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	721,664	666,631
Allowance for loan losses (Note 5)	(4,089)	(5,639)
Total loans net of allowance for loan losses	717,575	660,992
Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	203,053	164,556
Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	508,773	493,293
Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	9,838	8,782
Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	503,598	457,976
Retail [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	503,598	457,976
Retail [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	166,910	129,870
Retail [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	329,185	322,122
Retail [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	7,503	5,984
Wholesale [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses (Note 5)	(1,680)	(2,605)
Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	218,066	208,655
Wholesale [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	218,066	208,655
Wholesale [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	36,143	34,686
Wholesale [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	179,588	171,171
Wholesale [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	2,335	2,798
Under 1 year [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	423,708	373,977
Under 1 year [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	249,363	213,946
Under 1 year [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	174,345	160,031
1 to 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	256,290	255,688
1 to 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	222,408	218,342
1 to 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	33,882	37,346
Over 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	41,666	36,966
Over 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	31,827	25,688
Over 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	$ 9,839	$ 11,278